SCHEDULE OF FOREIGN EXCHANGE RATE (Details)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Period-end MYR : US$1 exchange rate [Member]
Exchange rate	4.21	4.47	4.13	4.59
Period-average MYR : US$1 exchange rate [Member]
Exchange rate	4.32	4.56	4.60	4.57
Period-end HK : US$1 exchange rate [Member]
Exchange rate	7.75	7.75	7.75	7.75
Period-average HK : US$1 exchange rate [Member]
Exchange rate	7.75	7.75	7.75	7.75
Period-end THB : US$1 exchange rate [Member]
Exchange rate	32.47	34.34	32.34
Period-average THB : US$1 exchange rate [Member]
Exchange rate	33.10	35.23	35.59